Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of property plant and equipment useful life
Computers and equipment	5 years
Website development	3 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of estimated useful life or remaining lease term

Schedule of finite lived intangible assets useful life
Patents	20 years
Trade names, trademarks, product names, URLs	5-10 years
Internally developed software	5-6 years
Non-compete agreements	3 years
Subscriber/customer relationships	3-12 years
Lead pool	2 years